UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2010
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Children's Investment Fund Management (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-11900
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 20 7440 2330
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Signature, Place, and Date of Signing:

         /s/ Angus Milne             London, England        May 17, 2010
       ------------------------   ----------------------  ---------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              14
                                               -------------

Form 13F Information Table Value Total:        $   4,614,471
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                     Form 13F INFORMATION TABLE


          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- --------------- ---------- -------- ------------------- ---------- -------- -------------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE     SHARED   NONE
----------------------------- --------------- ---------- -------- ---------- --- ---- ---------- -------- ----------- ------ ------




COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD   20441W203     42,089     459,191 SH     SOLE         N/A        459,191


COCA COLA CO                   COM            191216100    466,390   8,479,824 SH     SOLE         N/A      8,479,824


COMPASS MINERALS INTL INC      COM            20451N101      2,553      31,815 SH     SOLE         N/A         31,815


LOCKHEED MARTIN CORP           COM            539830109    397,994   4,782,436 SH     SOLE         N/A      4,782,436


MASTERCARD INC                 CL A           57636Q104      1,493       5,879 SH     SOLE         N/A          5,879


MOLSON COORS BREWING CO        CL B           60871R209    355,772   8,458,672 SH     SOLE         N/A      8,458,672


MOODYS CORP                    COM            615369105      1,655      55,621 SH     SOLE         N/A         55,621


ORACLE CORP                    COM            68389X105    431,594  16,787,028 SH     SOLE         N/A     16,787,028


PHILIP MORRIS INTL INC         COM            718172109    140,673   2,696,946 SH     SOLE         N/A      2,696,946


TIME WARNER INC                COM NEW        887317303     17,931     573,422 SH     SOLE         N/A        573,422


UNION PAC CORP                 COM            907818108    807,695  11,019,035 SH     SOLE         N/A     11,019,035


VIACOM INC NEW                 CL B           92553P201    233,659   6,796,359 SH     SOLE         N/A      6,796,359


VISA INC                       COM CL A       92826C839  1,414,043  15,533,809 SH     SOLE         N/A     15,533,809


WELLPOINT INC                  COM            94973V107    300,930   4,674,274 SH     SOLE         N/A      4,674,274
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